Capital management (Capital management) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of objectives policies and processes for managing capital abstract
Long-term debt	$ 997,000,000	$ 996,250,000
Cash and cash equivalents	(1,143,674,000)	(1,247,447,000)	$ (918,382,000)
Short-term investments	(1,138,174,000)	(84,906,000)
Net debt	(1,284,848,000)	(336,103,000)
Non-controlling interest	11,000	127,000
Shareholders' equity	5,836,054,000	4,845,841,000
Total equity	5,836,065,000	4,845,968,000	$ 4,958,561,000
Total capital	$ 4,551,217,000	$ 4,509,865,000